Insured California Portfolio Series 64
                                              File No. 33-49207
                           Insured National Portfolio Series 42
                                              File No. 33-27179
                            Investment Company Act No. 811-3676


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 4
                          TO FORM S-6


For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

     A.   Exact name of Trust:

          DEAN WITTER SELECT MUNICIPAL TRUST
          INSURED CALIFORNIA PORTFOLIO SERIES 64
          INSURED NATIONAL PORTFOLIO SERIES 42

     B.   Name of Depositor:

          DEAN WITTER REYNOLDS INC.

     C. Complete address of Depositor's principal executive office:

          DEAN WITTER REYNOLDS INC.
          Two World Trade Center
          New York, New York  10048

     D.   Name and complete address of agent for service:

          Mr. Michael D. Browne
          Dean Witter Reynolds Inc.
          Unit Trust Department
          Two World Trade Center, 59th Floor
          New York, New York  10048

          Copy to:

          Kenneth W. Orce, Esq.
          Cahill Gordon & Reindel
          80 Pine Street
          New York, New York  10005

     /x/ Check box if it is proposed that this filing should become effective immediately upon filing pursuant to paragraph(b) of Rule 485

          Pursuant to Rule 429(b) under the Securities Act of
          1933, the Registration Statement and prospectus con-tained herein relates to Registration Statements
          Nos.:

               33-49207
               33-2717

                     Cross Reference Sheet

            Pursuant to Rule 404(c) of Regulation C
               under the Securities Act of 1933

         (Form N-8B-2 Items required by Instruction 1
                 as to Prospectus on Form S-6)

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

     I.  Organization and General Information

1.   a)  Name of Trust                Front Cover
     b)  Title of Securities issued

2.   Name and address of Depositor    Table of Contents

3.   Name and address of Trustee      Table of Contents

4.   Name and address of principal    Table of Contents
     Underwriter

5.   Organization of Trust            Introduction

6.   Execution and termination of In- Introduction; Amendment
     denture                          and Termination of the
                                      Indenture

7.   Changes of name                  *30

8.   Fiscal Year                      Included in Form N-8B-2

9.   Litigation                       *30

     II.  General Description of the Trust
          and Securities of the Trust

10.  General Information regarding
     Trust's Securities and Rights of
     Holders

     a)   Type of Securities          Rights of Unit Holders
          (Registered or Bearer)

     b)   Type of Securities          Administration of the
          (Cumulative or Distribu-    Trust-Distribution
          tive)
______________

*30    Not applicable, answer negative or not required

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

     c)   Rights of Holders as to     Redemption; Public Of-
          Withdrawal or Redemption    fering of Units-
                                      Secondary Market

     d)   Rights of Holders as to     Public Offering of
          conversion, transfer, etc.  Units-Secondary Market;
                                      Exchange Option; Redemp-
                                      tion; Rights of Unit
                                      Holders-Certificates

     e)   Lapses or defaults with re- *30
          spect to periodic payment
          plan certificates

     f)   Voting rights as to Securi- Rights of Unit Holders-
          ties under the Indenture    Certain Limitations

     g)   Notice to Holders as to     Amendment and Termina-
          change in:                  tion of the Indenture

          1)   Assets of Trust        Administration of the
                                      Trust-Reports to Unit
                                      Holders; The Trust-
                                      Summary Description of
                                      the Portfolios

          2)   Terms and Conditions   Amendment and Termina-
               of Trust's Securities  tion of the Indenture

          3)   Provisions of Trust    Amendment and Termina-
                                      tion of the Indenture

          4)   Identity of Depositor  Sponsor; Trustee
               and Trustee

     h)   Security Holders' consent
          required to change:

          1)   Composition of assets  Amendment and Termina-
               of Trust               tion of the Indenture

          2)   Terms and conditions   Amendment and Termina-
               of Trust's Securities  tion of the Indenture

          3)   Provisions of Inden-   Amendment and Termina-
               ture                   tion of the Indenture

____________________

*30    Not applicable, answer negative or not required

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

          4)   Identity of Depositor  *30
               and Trustee

     i)   Other Provisions            Cover of Prospectus; tax
                                      status

11.  Type of securities comprising    The Trust-Summary De-
     units                            scription of the Portfo-
                                      lios; Objectives and Se-
                                      curities Selection; The
                                      Trust-Special Considera-
                                      tions

12.  Type of securities comprising    *30
     periodic payment certificates

13.  a)   Load, fees, expenses, etc.  Summary of Essential In-
                                      formation; Public Offer-
                                      ing of Units-Public Of-
                                      fering Price;-Profit of
                                      Sponsor;-Volume Dis-
                                      count; Expenses and
                                      Charges

     b)   Certain information regard- *30
          ing periodic payment cer-
          tificates

     c)   Certain percentages         Summary of Essential In-
                                      formation; Public Offer-
                                      ing of Units-Public Of-
                                      fering Price; -Profit of
                                      Sponsor; -Volume Dis-
                                      count

     d)   Price differentials         Public Offering of Units
                                      - Public Offering Price

     e)   Certain other fees, etc.    Rights of Unit Holders -
          payable by holders          Certificates

     f) Certain profits receivable Redemption _ Purchase by by depositor, principal un- the Sponsors of Units derwriters, trustee or af- Tendered for Redemption filiated persons


____________________

*30    Not applicable, answer negative or not required

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

     g)   Ratio of annual charges to  *30
          income

14.  Issuance of trust's securities   Introduction; Rights of
                                      Unit Holders - Certifi-
                                      cates

15.  Receipt and handling of payments Public Offering of
     from purchasers                  Units-Profit of Sponsor

16.  Acquisition and disposition of   Introduction; Amendment
     underlying securities            and Termination of the
                                      Indenture; Objectives
                                      and Securities Selec-
                                      tion; The Trust-Summary
                                      Description of the Port-
                                      folio; Sponsor-
                                      Responsibility

17.  Withdrawal or redemption by Se-  Redemption; Public Of-
     curity Holders                   fering of Units-
                                      Secondary Market

18.  a)   Receipt and disposition of  Administration of the
          income                      Trust; Reinvestment Pro-
                                      grams

     b)   Reinvestment of distribu-   Reinvestment Programs
          tions

     c)   Reserves or special fund    Administration of the
                                      Trust-Distribution

     d)   Schedule of distribution    *30

19.  Records, accounts and report     Administration of the
                                      Trust-Records and Ac-
                                      counts; Reports to Unit
                                      Holders








____________________

*30    Not applicable, answer negative or not required

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

20.  Certain miscellaneous provisions Amendment and Termina-
     of the Indenture                 tion of the Indenture;
                                      Sponsor-Limitation on
                                      Liability
                                      -Resignation; Trustee-
                                      -Limitation on Liability
                                      -Resignation

21.  Loans to security holders        *30

22.  Limitations on liability         Sponsor, Trustee;
                                      Evaluator - Limitation
                                      on Liability

23.  Bonding arrangements             Included on Form N-8B-2

24.  Other material provisions of the *30
     Indenture

     III. Organization Personnel and
          Affiliated Persons of Depositor

25.  Organization of Depositor        Sponsor

26.  Fees received by Depositor       Expenses and Charges-
                                      fees; Public Offering of
                                      Units-Profit of Sponsor

27.  Business of Depositor            Sponsor and Included in
                                      Form N-8B-2

28. Certain information as to offi- Included in Form N-8B-2 cials and affiliated persons of
     Depositor

29.  Voting securities of Depositor   Included in Form N-8B-2

30.  Persons controlling Depositor    *30

31.  Payments by Depositor for cer-   *30
     tain other services

32.  Payments by Depositor for cer-   *30
     tain other services rendered to
     trust


____________________

*30    Not applicable, answer negative or not required

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

33.  Remuneration of employees of De- *30
     positor for certain services
     rendered to trust

34.  Remuneration of other persons    *30
     for certain services rendered to
     trust

     IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securi-  Public Offering of
     ties by states                   Units-Public Distribu-
                                      tion

36.  Suspension of sales of trust's   *30
     securities

37.  Revocation of authority to dis-  *30
     tribute

38.  a)   Method of distribution
     b)   Underwriting agreements
     c)                                                   Public Offering
of Units                       Selling agreements

39.  a)   Organization of principal   Sponsor
          underwriter

     b)   N.A.S.D. membership of
          principal underwriter

40.  Certain fees received by princi- Public Offering of
     pal underwriter                  Units-Profit of Sponsor

41.  a)   Business of principal un-   Sponsor
          derwriter

     b)   Branch officers of princi-  *30
          pal underwriter

     c)   Salesman of principal un-   *30
          derwriter

42.  Ownership of trust's securities  *30
     by certain persons


__________________

*30    Not applicable, answer negative or not required

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

43.  Certain brokerage commissions    *30
     received by principal under-
     writer

44.  a)   Method of valuation         Public Offering of Units

     b)   Schedule as to offering     *30
          price

     c)   Variation in offering price Public Offering of
          to certain persons          Units-Volume Discount;
                                      Exchange option

45.  Suspension of redemption rights  *30

46.  a)   Redemption valuation        Public Offering of
                                      Units-Secondary Market;
                                      Redemption

     b)   Schedule as to redemption   *30
          price

47.  Maintenance of position in un-   See items 10(d), 44 and
     derlying securities              46

     V.   Information concerning the Trustee or Custodian

48.  Organization and regulation of   Trustee
     Trustee

49.  Fees and expenses of Trustee     Expenses and Charges

50.  Trustee's lien                   Expenses and Charges

     VI.  Information concerning Insurance
          of Holders of Securities

51.  a)   Name and address of Insur-  *30
          ance Company

     b)   Type of policies            *30

     c)   Type of risks insured and   *30
          excluded

     d)   Coverage of policies        *30

____________________

*30    Not applicable, answer negative or not required

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

     e)   Beneficiaries of policies   *30

     f)   Terms and manner of cancel- *30
          lation

     g)   Method of determining pre-  *30
          miums

     h)   Amount of aggregate premi-  *30
          ums paid

     i)   Who receives any part of    *30
          premiums

     j)   Other material provisions   *30
          of the Trust relating to
          insurance

     VII.  Policy of Registrant

52.  a)   Method of selecting and     Introduction; Objectives
          eliminating securities from and Securities Selec-
          the Trust                   tion; The Trust-Summary
                                      Description of the Port-
                                      folio; Sponsor-
                                      Responsibility

     b)   Elimination of securities   *30
          from the Trust

     c)   Policy of Trust regarding   Introduction; Objectives
          substitution and elimina-   and Securities Selec-
          tion of securities          tion; Sponsor-
                                      Responsibility

     d)   Description of any funda-   *30
          mental policy of the Trust

53.  Taxable status of the Trust      Cover of Prospectus; Tax
                                      Status

     VIII.  Financial and Statistical Information

54.  Information regarding the        *30
     Trust's past ten fiscal years


____________________

*30    Not applicable, answer negative or not required

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

55.  Certain information regarding    *30
     periodic payment plan certifi-
     cates

56.  Certain information regarding
                                  -
                                                   *30
                  periodic payment plan certifi
     cates

57.  Certain information regarding    *30
     periodic payment plan certifi-
     cates

58.  Certain information regarding    *30
     periodic payment plan certifi-
     cates

59.  Financial statements             Statement of Financial
     (Instruction 1(c) to Form S-6)   Condition



























____________________

*30    Not applicable, answer negative or not required

LOGO

DEAN WITTER SELECT
MUNICIPAL TRUST


INSURED CALIFORNIA PORTFOLIO SERIES 64

INSURED NATIONAL PORTFOLIO SERIES 42

Standard & Poor's Corporation Rating:  AAA

(A Unit Investment Trust)


_______________________________________________________________

These Trusts were formed for the purpose of providing interest income which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax pur-poses (except in certain instances depending on the Unit Hold-
ers) and, in the case of the Insured California Trust only, is exempt from State of California income taxes to individual Unit Holders resident in the State of California, through investment in a fixed portfolio consisting primarily of investment grade long-term state, municipal and public authority debt obliga-tions. The value of the Units of each of the Trusts will fluc-tuate with the value of the Portfolio of underlying Securities. The Units of the Insured California Trust and the Insured Na-tional Trust are rated AAA by Standard & Poor's Corporation be-cause all of the Securities have been irrevocably insured by insurance provided by the respective Issuers thereof or ob-tained by third parties. Minimum Purchase: 1 Unit.
_______________________________________________________________

This Prospectus consists of two parts. Part A contains a Sum-mary of Essential Information and descriptive material relating to the Trusts, and the portfolio and financial statements of each Trust. Part B contains a general description of the Trusts. Part A may not be distributed unless accompanied by Part B.
_______________________________________________________________

The Initial Public Offering of Units in the Trusts has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by pur-chase from the Trustee of Units tendered for redemption or in the Secondary Market.
_______________________________________________________________

Sponsor:    LOGO                     DEAN WITTER REYNOLDS INC

_______________________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_______________________________________________________________

Read and retain both parts of this Prospectus for future refer-ence.

Units of the Trusts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Units are not fed-erally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.

           Prospectus Part A dated September 4, 1997

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

THE USE OF THE TERM "INSURED" IN THE NAME OF THIS TRUST DOES
NOT MEAN THAT THE TRUST UNITS ARE INSURED BY ANY GOVERNMENTAL
OR PRIVATE ORGANIZATION.  THE TRUST UNITS ARE NOT INSURED.

              DEAN WITTER SELECT MUNICIPAL TRUST
            INSURED CALIFORNIA PORTFOLIO SERIES 64
             INSURED NATIONAL PORTFOLIO SERIES 42

                       TABLE OF CONTENTS

                                                         Page

PART A

Table of Contents.....................................    A-1
Summary of Essential Information                          A-3
     The Insured California Trust.....................   A-11
     The Insured National Trust.......................   A-19
Independent Auditor's Report..........................    F-1

PART B

Introduction..........................................      1
The Trust.............................................      2
     Special Considerations...........................      2
     Summary Description of the Portfolios............      3
Insurance on the Securities in an Insured Trust.......     21
Objectives and Securities Selection...................     25
The Units.............................................     26
Tax Status............................................     27
Public Offering of Units..............................     32
     Public Offering Price............................     32
     Public Distribution..............................     33
     Secondary Market.................................     34
     Profit of Sponsor................................     35
     Volume Discount..................................     35
Exchange Option.......................................     36
Reinvestment Programs.................................     37
Redemption............................................     38
     Tender of Units..................................     38
     Computation of Redemption Price per Unit.........     39
     Purchase by the Sponsor of Units Tendered
       for Redemption ................................     39
Rights of Unit Holders................................     40
     Certificates.....................................     40
                              A-1

                                                         Page

     Certain Limitations..............................     40
Expenses and Charges..................................     40
     Initial Expenses.................................     40
     Fees.............................................     40
     Other Charges....................................     41
Administration of the Trust...........................     42
     Records and Accounts.............................     42
     Distribution.....................................     42
     Distribution of Interest and Principal...........     42
     Reports to Unit Holders..........................     44
Sponsor...............................................     45
Trustee...............................................     47
Evaluator.............................................     48
Amendment and Termination of the Indenture............     49
Legal Opinions........................................     50
Auditors..............................................     50
Bond Ratings..........................................     50
Federal Tax Free vs. Taxable Income...................     54

                           Sponsor:

                   Dean Witter Reynolds Inc.
                    Two World Trade Center
                   New York, New York  10048

                          Evaluator:

                 Kenny S&P Evaluation Services
              A Division of J.J. Kenny Co., Inc.
                          65 Broadway
                   New York, New York  10006

                           Trustee:

                   The Chase Manhattan Bank
                        270 Park Avenue
                   New York, New York  10017

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                  INSURED CALIFORNIA PORTFOLIO SERIES 64

                                           As of June 30, 1997




FACE AMOUNT OF SECURITIES            $3,895,000.00    DAILY RATE AT WHICH ESTIMATED NET
                                                       INTEREST ACCRUES PER UNIT                 .0147%
NUMBER OF UNITS                              3,887
                                                      ESTIMATED CURRENT RETURN (based on
FRACTIONAL UNDIVIDED INTEREST IN THE                   Public Offering Price)<F2>                5.113%
  TRUST REPRESENTED BY EACH UNIT         1/3,887th    ESTIMATED LONG TERM RETURN (based on
                                                       Public Offering Price)<F2>                5.105%
PUBLIC OFFERING PRICE
                                                      MONTHLY INTEREST DISTRIBUTIONS
  Aggregate bid side evaluation
   of Securities in the Trust        $3,788,663.00    Estimated net annual interest rate
                                                         per Unit times $1,000                   $52.74
  Divided by 3,887 Units             $      974.70    Divided by 12                              $ 4.40

  Plus sales charge of 5.500% of                     RECORD DATE:  The ninth day of each month
    Public Offering Price (5.820%
    of net amount invested in                        DISTRIBUTION DATE:  The fifteenth
    Securities)                              56.73    day of each month

  Public Offering Price per Unit          1,031.43   MINIMUM PRINCIPAL DISTRIBUTION:  No
                                                       distribution need be made from the
    Plus undistributed principal and                   Principal Account if balance therein
      net investment income and accrued                is less than $1 per Unit outstanding
      interest                               15.15<F1>
                                                     TRUSTEE'S ANNUAL FEE AND EXPENSES
      Adjusted Public Offering Price $    1,046.58     (including estimated expenses and
                                                       Evaluator's fee) $1.84 per $1,000
                                                       face amount of underlying Securities      $ 1.84
SPONSOR'S REPURCHASE PRICE AND
  REDEMPTION PRICE PER UNIT                          SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  (based on bid side evaluation of                     FEE:  Maximum of $.25 per $1,000
  underlying Securities, $56.73                        face amount of underlying Securities         .25
  less than Adjusted Public Offering
  Price per Unit)                    $      989.85   TOTAL ESTIMATED ANNUAL EXPENSES
                                                       PER UNIT                                  $ 2.09

CALCULATION OF ESTIMATED NET
  ANNUAL INTEREST RATE PER UNIT                      EVALUATOR'S FEE FOR EACH EVALUATION:  $.40 per
  (based on face amount of $1,000                      issue of Security
  per Unit)

  Annual interest rate per Unit             5.483%   EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                 MANDATORY TERMINATION DATE:  January 1, 2042
    Unit ($2.09) expressed as a
    percentage                               .209%   DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                       may be terminated by the Sponsor if the value
Estimated net annual interest rate                     of the portfolio of the Trust at any time is
  per Unit                                  5.274%     less than $1,578,000



    <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on June 30, 1997.

    <F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)

                                                A-3


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                   INSURED NATIONAL PORTFOLIO SERIES 42

                                           As of June 30, 1997




FACE AMOUNT OF SECURITIES           $3,815,000.00     DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT               .0149%
NUMBER OF UNITS                             3,810
                                                      ESTIMATED CURRENT RETURN (based on
FRACTIONAL UNDIVIDED INTEREST IN THE                    Public Offering Price)<F14>             5.162%
  TRUST REPRESENTED BY EACH UNIT        1/3,810th
                                                      ESTIMATED LONG TERM RETURN (based on Public
                                                        Offering Price)<F14>                    5.093%
PUBLIC OFFERING PRICE

  Aggregate bid side evaluation                       MONTHLY INTEREST DISTRIBUTIONS
    of Securities in the Trust   $   3,745,923.00
                                                        Estimated net annual interest rate
  Divided by 3,810 Units            $      983.18        per Unit times $1,000                  $53.63
                                                        Divided by 12                           $ 4.47
  Plus sales charge of 5.360% of
    Public Offering Price (5.664%                     RECORD DATE:  The ninth day of each month
    of net amount invested in
    Securities)                             55.69     DISTRIBUTION DATE:  The fifteenth
                                                        day of each month
  Public Offering Price per Unit         1,038.87
                                                      MINIMUM PRINCIPAL DISTRIBUTION:  No
    Plus undistributed principal                        distribution need be made from the
      and net investment income                         Principal Account if balance therein
      and accrued interest                  17.32<F13>  is less than $1 per Unit outstanding

      Adjusted Public Offering Price$    1,056.19     TRUSTEE'S ANNUAL FEE AND EXPENSES (includ-
                                                        ing estimated expenses and Evaluator's
                                                        fee) $1.85 per $1,000 face amount
SPONSOR'S REPURCHASE PRICE AND                          of underlying Securities                $ 1.85
  REDEMPTION PRICE PER UNIT (based
  on bid side evaluation of under-                    SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  lying Securities, $55.69 less                         FEE:  Maximum of $.25 per 1,000 face
  than Adjusted Public Offering                         amount of underlying Securities            .25
  Price per Unit)                  $     1,000.50
                                                      TOTAL ESTIMATED ANNUAL EXPENSES PER
                                                        UNIT                                    $ 2.10
CALCULATION OF ESTIMATED NET
  ANNUAL INTEREST RATE PER UNIT                       EVALUATOR'S FEE FOR EACH EVALUATION:  $.40 per
  (based on face amount of $1,000                       issue of Security
  per Unit)

  Annual interest rate per Unit            5.573%     EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  January 1, 2042
    Unit ($2.10) expressed as a
    percentage                              .210%     DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the value
Estimated net annual interest                           of the portfolio of the Trust at any time is
  rate per Unit                            5.363%       less than $1,580,000.



    <F13>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on June 30, 1997.

    <F14>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)

                                                A-4


               SUMMARY OF ESSENTIAL INFORMATION
                          (Continued)


          THE INSURED TRUSTS -- The Dean Witter Select Munici-pal Trust, Insured California Portfolio Series 64 (the "Insured California Trust") and Insured National Portfolio Series 42 (the "Insured National Trust") are two separate unit investment trusts (collectively, the "Insured Trusts" or the "Trusts") created on July 29, 1993 (the "Date of Deposit"), under the laws of the State of New York pursuant to an Indenture as de-fined in Part B. Each of the Trusts is composed of "investment grade" long-term interest bearing municipal bonds (the "Securities"). (For a description of the meaning of "investment grade" securities, see: "Bond Ratings", in Part B.) The objectives of each Trust are: (1) the receipt of in-come which, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and, in the case of the Insured California Trust only, is exempt from the State of California income taxation to individual Unit Holders resident in the State of California; and (2) the conservation of capital. The payment of interest and the preservation of principal of each of the Insured Trusts is dependent on the continuing ability of the respective Issuers of the Securities or the bond insurers thereof to meet their obligations to pay principal and interest on the Securities. Therefore, there is no guarantee that the objectives of the Insured Trusts will be achieved. All of the Securities in each of the Portfolios are obligations of states or of the counties, municipalities or public authorities thereof. Interest on the Securities, in the opinion of bond counsel or special tax counsel to the Issuers thereof, under existing law, is excludable from gross income for Federal in-come tax purposes (except in certain instances depending on the Unit Holders) and, in the case of the Insured California Trust only, is exempt from State of California income taxes when owned by individual Unit Holders resident in the State of Cali-fornia. (For a discussion of certain tax aspects of the In-sured Trusts, see: "Tax Status", in Part B. For a discussion of certain state tax aspects of the Insured California Trust, see: "Special Considerations Regarding California Securities _ California Tax Status", herein.)

          OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF EACH TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF A PARTICULAR TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

          INSURANCE -- A policy of insurance guaranteeing the scheduled payment of principal and interest ("Bond Insurance")
                              A-4
has been obtained from the bond insurers indicated on the re-spective "Schedule of Portfolio Securities", herein, and paid for by the Issuers of the Securities, or by third parties, for all the Securities in the Insured California Trust and the In-sured National Trust. The policies of Bond Insurance are non-cancellable and cover default in the payment of principal and interest on the Securities so insured so long as such Secu-rities remain outstanding, whether they are held in the Insured California Trust or the Insured National Trust or not. Bond Insurance on all Securities in the Insured California Trust and the Insured National Trust relates only to the Securities in such Insured California Trust or Insured National Trust and not to the Units offered hereby. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of Bond Insurance relating to a Security in the In-sured California Trust or the Insured National Trust. However, as a result of such Bond Insurance, the Securities, as well as the Units of the Insured California Trust and the Insured Na-tional Trust, are rated "AAA" by Standard & Poor's Corporation. There can be no assurance that such "AAA" ratings will be re-tained. (See: "Insurance on the Securities in an Insured Trust", in Part B.)

          MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, premium, if any, and interest received by the In-sured Trusts will be made on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Rein-vestment Programs of the Sponsor, neither of which are insured. (See: "Reinvestment Programs", in Part B.)

          PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of each Insured Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying Securities, divided by the number of Units outstanding, plus a sales charge calculated by reference to "Sales Charge/Volume Discount", below, plus the per Unit balance in the Interest and Principal Accounts. Units are offered at the Public Offering Price, plus accrued interest. (See: "Public Offering of Units", in Part B.)

          ESTIMATED CURRENT RETURN -- The Estimated Current Re-turn shows the return based on the Public Offering Price and is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will also vary with fluc-
                              A-5
tuations in the bid side evaluation of the underlying Securi-ties. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. (See: "The Units -- Es-timated Annual Income and Current Return", in Part B.)

          MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units -- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through re-demption at prices based on the aggregate bid side evaluation of the underlying Securities. (See: "Redemption", in Part B.) Market conditions may cause such prices to be greater or less than the amount paid for Units.

          SPECIAL CONSIDERATIONS -- An investment in Units of the Insured Trusts should be made with an understanding of the risks which an investment in fixed rate long term debt obliga-tions may entail, including the risk that the value of the Units will decline with increases in interest rates. The In-sured California Trust is considered to be concentrated in Electric and Power Securities and Health Care and Hospital Se-curities (26.10% and 25.50%, respectively, of the aggregate market value of the Insured California Trust Portfolio). The Insured National Trust is considered to be concentrated in Electric and Power Securities (33.08% of the aggregate market value of the Insured National Trust Portfolio). (See: "The Trust -- Special Considerations" and "The Trust -- Summary De-scription of the Portfolios", in Part B. See also: "The In-sured California Trust" and "The Insured National Trust", herein, for a discussion of additional risks relating to Units of such Insured Trust.)

          OTHER INFORMATION -- The Securities in the Portfolio of each Insured Trust were chosen in part on the basis of their respective maturity dates. A long term Trust contains obliga-tions maturing in 15 years or more from the Date of Deposit. The maturity date of the Insured California Trust and the In-sured National Trust is January 1, 2042. The latest maturity of a Security in the Insured California Trust is August 2023; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 24.08 years. The latest maturity of a Security in the Insured National Trust is June 2023; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is
22.041 years. The actual maturity dates of each of the Securi-ties contained in each Insured Trust are shown on the respec-tive "Schedule of Portfolio Securities", herein.

          The Trustee shall receive annually 75 cents per $1,000 principal amount of Securities in each Insured Trust for
                              A-6
its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be in-curred by an Insured Trust.

          SALES CHARGE/VOLUME DISCOUNT -- The Public Offering Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in each Insured Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

          The sales charge will reflect different rates depend-ing upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totaling all such calcu-lations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date un-less: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory ten-der date will be deemed the date on which such Security ma-tures.

                             (as % of bid      (as % of Public
Time to Maturity             side evaluation)  Offering Price)

Less than six months.......           0%               0%
six months to 1 year.......       0.756%            0.75%
over 1 year to 2 years.....       1.523%            1.50%
over 2 years to 4 years....       2.564%            2.50%
over 4 years to 8 years....       3.627%            3.50%
over 8 years to 15 years...       4.712%            4.50%
over 15 years..............       5.820%            5.50%

          The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single day of the specified number of Units of a Trust set forth be-low.

                                            Dealer Concession
                        % of Effective      as % of Effective
Number of Units          Sales Charge          Sales Charge

1-99..................       100%                  65%
100-249...............        95%                  62%
                              A-7

250-499...............        85%                  55%
500-999...............        70%                  45%
1,000 or more.........        55%                  35%

          To qualify for the reduced sales charge and conces-sion applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Prospectus.

          Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 3.0927% of the Public Offering Price (3.00% of the bid side evaluation of the Securi-ties) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.

          Dealers purchasing certain dollar amounts of Units during the life of the Trusts may be entitled to additional concessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

          For further information regarding the volume dis-count, see: "Public Offering of Units -- Volume Discount", in
Part B.

          Sales of Units may be made pursuant to distribution arrangements with certain banks and/or other entities subject to regulation by the Office of the Comptroller of the Currency which are acting as agents for their customers. These banks and/or entities are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to such banks or entities in an amount equal to the fee customar-ily received by an agent for acting in such capacity in connec-tion with the purchase of Units. The Glass-Steagall Act pro-hibits banks from underwriting certain securities, including Units of the Trust; however, this Act does permit certain agency transactions, and banking regulators have not indicated that these particular agency transactions are impermissible un-der this Act. In Texas, as well as certain other states, any bank making Units available must be registered as a broker-dealer in that State.

          Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP"; "Evaluator" in Part B is amended so that "Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc." is replaced with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc."; and "Trustee" in Part B is amended so that "United States Trust Company of New York, with its princi-pal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 4 New York Plaza, New York, New York 10003" is replaced with "The Chase
                              A-8

Manhattan Bank, a New York Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004". The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of Interest and Principal" in Part B is amended to read third and three, respectively.

          On May 31, 1997, Dean Witter, Discover & Co., Dean Witter's former parent company, and Morgan Stanley Group Inc. merger to form MCDWD. In connection with such merger, the cor-porate name or DWDC was changed to Morgan Stanley, Dean Witter, Discover & Co. ("MCDWD").

          On December 20, 1995, Capital Guaranty Corporation merged with a subsidiary of Financial Security Assurance Hold-ings Ltd. In connection with such merger, (i) CGIC, the prin-cipal operating subsidiary of Capital Guaranty Corporation, be-came a wholly-owned subsidiary of FSA, the principal operating subsidiary of Financial Security Assurance Holdings Ltd., and
(ii) the corporate name of CGIC was changed to Financial Secu-rity Assurance of Maryland Inc.

                 THE INSURED CALIFORNIA TRUST


          The Portfolio of the Insured California Trust con-sists of eight issues of Securities, all of which were issued by Issuers located in California. None of the issues of Secu-rities is a general obligation of an Issuer. All eight issues of Securities, while not backed by the taxing power of the Is-suer, are payable from revenues or receipts derived from spe-cific projects or other available sources. The Insured Cali-fornia Trust contains the following categories of Securities:

                                   Percentage of Aggregate
                               Market Value of Trust Portfolio
Category of Security               (as of August 15, 1997

Electric and Power..........                26.10%
Health Care and Hospital....                25.50%
Sales Tax...................                11.86%
Tax Allocation..............                13.23%
Water and Sewer.............                23.31%
Crossover Refunding.........                13.19%
Original Issue Discount.....                86.78%

          See: "The Trust -- Summary Description of the Port-folios", in Part B, for a summary of the investment risks asso-ciated with the type of Securities contained in the Insured California Trust. See: "Tax Status", in Part B, for a discus-sion of certain tax considerations with regard to Original Is-sue Discount.

          The Securities in the Insured California Trust are insured to maturity by the insurance obtained by the Issuers or by third parties from the following insurance companies:
FGIC:23.04%; and MBIA:79.96.a

          On August 15, 1997, based on the bid side of the mar-ket, the aggregate market value of the Securities in the In-sured California Trust was $3,840,560.85.

          On August 15, 1997, all of the Securities in the In-sured California Trust were rated "AAA" by Standard & Poor's Corporation because of the Bond Insurance policies issued in respect of such Securities. (See: the respective "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.)

a Percentages computed on the basis of the aggregate bid side evaluation of the Securities in the Insured Califor-nia Trust on August 15, 1997.

A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum re-quirements of the Insured California Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

    SPECIAL CONSIDERATIONS REGARDING CALIFORNIA SECURITIES

Risk Factors

          Potential purchasers of the Units of a State Trust should consider the fact that the Trust's Portfolio consists primarily of Securities issued by the state for which such State Trust is named or its municipalities or authorities and realize the substantial risks associated with an investment in such Securities. Each State Trust is subject to certain addi-tional risk factors:

          The Sponsor believes the information summarized below describes some of the more significant aspects of the State Trust. The sources of such information are the official state-ments of issuers as well as other publicly available documents. While the Sponsor has not independently verified this informa-tion, it has no reason to believe that such information is not correct in all material respects.

California Trust

          The State Trust will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal on their obligations. Various developments regarding the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may im-pair the ability of California issuers to maintain debt service on their obligations. The following information constitutes only a brief summary and is not intended as a complete descrip-tion.

          In 1978, Proposition 13, an amendment to the Califor-nia Constitution, was approved, limiting real property valua-tion for property tax purposes and the power of local govern-ments to increase real property tax revenues and revenues from other sources. Legislation adopted after Proposition 13 pro-vided for assistance to local governments, including their dis-tribution of the then-existing surplus in the General Fund, re-allocation of revenues to local governments, and assumption by the State of certain local government obligations, However, more recent legislation reduced such state assistance. There
                             A-11
can be no assurance that any particular level of State aid to local governments will be maintained in future years. In Nordinger v. Hahn, the United States Supreme Court upheld cer-tain provisions of Proposition 13 against claims that it vio-lated the equal protection clause of the Constitution.

          In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1990, Article XIIIB imposes an "appropriations limit" on the spending authority of the State and local government entities. In general, the ap-propriations limit is based on certain 1978-79 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local government entities. The "appropriations limit" does not in-clude appropriations for qualified capital outlay projects, certain increases in transportation-related taxes, and certain emergency appropriations.

          If a government entity raises revenues beyond its "appropriations limit" in any year, a portion of the excess which cannot be appropriated within the following year's limit must be returned to the entity's taxpayers within two subse-quent fiscal years, generally by a tax credit, refund or tempo-rary suspension of tax rates or fee schedules. "Debt service" is excluded from these limitations, and is defined as "appropriations required to pay the cost of interest and re-demption charges, including the funding of any reserve or sink-ing fund required in connection therewith, on indebtedness ex-isting or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved [by the voters]." In addi-tion, Article XIIIB requires the State Legislature to establish a prudent State reserve, and to require the transfer of 50% of excess revenue to the State School Fund; any amounts allocated to the State School Fund will increase the appropriations limit.

          In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as tax lev-ied for other than general governmental purposes) imposed by local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the impo-sition of ad valorem taxes on real property by local governmen-tal entities except as permitted by the Proposition 13 amend-ment, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments,
                             A-12

(vi) requires that any tax imposed by a local government on or after August 1, 1985, be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1989, (vii) requires that, in the event a local government fails to comply with the provi-sions of this measure, a reduction of the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attribut-able to the tax levied in violation of the initiative, and
(viii) permits these provisions to be amended exclusively by the voters of the State of California.

          In September 1995, the California Supreme court up-held the constitutionality of Proposition 62, creating uncer-tainty as to the legality of certain local taxes enacted by noncharter cities in California without voter approval. It is not possible to predict the impact of the decision.

          In November 1988, California voters approved Proposi-tion 98. This initiative requires that revenues in excess of amounts permitted to be spend and which would otherwise be re-turned by revisions of tax rates or fee schedules, be trans-ferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instruc-tional improvement and accountability. No such transfer or al-location of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appro-priation limits to be annually increased for any such alloca-tion made in the prior year. Proposition 98 also requires the State of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.

          In November 1996, California voters approved Proposi-tion 218. The initiative applied the provisions of Proposi-tion 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposi-tion 218, charter cities could levy certain taxes such as tran-sient occupancy taxes and utility user's taxes without a popu-lar vote. Proposition 218 will also limit the authority of lo-cal governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, assessments, fees and charges.

          Certain tax-exempt securities in which the State Trust may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by spe-cific properties, which are subject to provisions of California law that could adversely affect the holders of such obliga-tions. For example, the revenues of California health care in-stitutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

          From 1990 to 1993, California (the "State") faced the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, were severely affected. Job losses were the worst of any post-war recession and have been estimated to have exceeded 800,000. California's economy has been recovering and growing steadily stronger since the start of 1994. The rate of economic growth in California in 1996, in terms of job gains, exceeded that of the rest of the United States. The State added nearly 350,000 jobs during 1996, sur-passing its pre-recession employment peak of 12.7 million jobs. Another 380,000 jobs are expected to be created in 1997. The unemployment rate, while still higher than the national aver-age, fell to the low 6 percent range in mid-1997, compared to over 10 percent during the recession. Many of the new jobs were created in such industries as computer service, software design, motion pictures and high technology manufacturing. Business services, export trade and other manufacturing also experienced growth. All major economic regions of the State grew, with particularly large gains in the Silicon Valley re-gion of Northern California. Personal income grew by over 7 percent or $55 billion in 1996. The residential construction sector of the State's economy remained weak in 1996, with per-mits for new housing increasing modestly from the previous year. In addition, the restructuring and consolidation occur-ring in California's aerospace and financial services indus-tries, while aimed at making the companies involved more effi-cient and competitive in the longer term, has produced some negative economic consequences in the shorter term, including an uncertain job outlook for many workers.

          The recession affected State tax revenues, which mir-ror economic conditions. It has also caused increased expendi-tures for health and welfare programs. The State has also been facing a structural imbalance in its budget with the largest programs supported by the General Fund (K-12 schools and commu-nity colleges, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. (The General Fund, the State's main operating fund, consists of revenues which are not re-quired to be credited to any other fund.) As a result, the State experienced recurring budget deficits. With the end of
                             A-14
the recession, the State's financial condition has improved in the 1995-96 and 1996-97 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. As of June 30, 1997, the State's budget reserve had a positive cash balance of $281 million. No deficit borrowing has occurred at the end of the last two fiscal years and the State's cash flow borrowing was limited to $3 billion in 1996-97.

          On December 6, 1994, Orange County, California (the "County"), together with its pooled investment funds (the "Pools"), filed for protection under Chapter 9 of the federal Bankruptcy Code. On June 12, 1996, Orange County emerged from bankruptcy after the successful sale of $880 million in munici-pal bonds allowed the county to pay off the last of its credi-tors. On January 7, 1997, Orange County returned to the mu-nicipal bond market with a $136 million bond issue maturing in 13 years at an insured yield of 7.23 percent.

          Los Angeles County, the nation's largest county is also experiencing financial difficulty. In August 1995 the credit rating of the County's long-term bonds was downgraded for the third time since 1992 as a result of, among other things, severe operating deficits for the County's health care system. In addition, the County was affected by an ongoing loss of revenue caused by state property tax shift initiatives in 1993 through 1995. In June, 1997, the Los Angeles County Board of Supervisors approved an approximately $12 billion 1997-98 budget containing measures to eliminate a $157 million deficit. The County's budgetary difficulties have continued and their effect, as well as the effect of the improving Cali-fornia economy, on the 1997-1998 budget is still uncertain.

  1997-98 Fiscal Year Budget

          On August 18, 1997, the Governor signed the 1997-98 Budget Act. The Budget Act anticipates General Fund revenues and transfers of $52.5 billion (a 6.8 percent increase over the final 1996-97 levels), and expenditures of $52.8 billion (an
8.0 percent increase from the 1996-97 levels). On a budgetary basis, the budget reserve (SFEU) is projected to decrease from $408 million at June 30, 1997 to $112 million at June 30, 1998. (The expenditure figure assumes restoration of $200 million of vetoed funding.) The Budget Act also includes Special Fund ex-penditures of $14.4 billion (as against estimated Special Fund revenues of $14.0 billion), and $2.1 billion of expenditures from various Bond Funds. Following enactment of the Budget Act, the State implemented its annual cash flow borrowing pro-gram, issuing $3 billion of notes which mature on June 30, 1998.

          Upon signing the Budget Act, the Governor vetoed about $314 million of specific spending items, primarily in health and welfare and education areas from both the General Fund and Special Funds. The Governor announced that he was prepared to restore about $200 million of education spending upon satisfactory completion of legislation on the education testing program. These issues will be taken up before the Leg-islature adjourns in mid-September.

          The following are major features of the 1997-98
Budget Act:

          1. For the second year in a row, the Budget con-tains a large increase in funding for K-14 education, reflect-ing strong revenues which have exceeded initial budgeted amounts. Part of the nearly $1.75 billion in increased spend-ing is allocated to prior fiscal years.

          2. The Budget Act reflects a $1.235 billion pension case judgment payment, and returns funding of the State's pen-sion contribution to the quarterly basis existing prior to the deferral actions invalidated by the courts. In May, 1997, the California Supreme Court in PERS v. Wilson made final a judg-ment against the State requiring an immediate payment from the General Fund to the Public Employees Retirement Fund ("PERF") to make up certain deferrals in annual retirement fund contri-butions which had been legislated in earlier years for budget savings, and which the courts found to be unconstitutional. On July 30, 1997, at the Governor's direction, the Controller transferred $1.235 billion from the General Fund to the PERF in satisfaction of the judgment, representing the principal amount of the improperly deferred payments from 1995-96 and 1996-97. No provision exists for any additional payments relating to this court case.

          3. Continuing the third year of a four-year "compact" which the State Administration has made with higher education units, funding from the General Fund for the Univer-sity of California and California State University has in-creased by about 6 percent ($121 million and $107 million, re-spectively), and there was no increase in student fees.

          4. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels.

          5. Health and welfare costs are contained, continu-ing generally the grant levels from prior years, as part of the initial implementation of the new CalWORKs welfare reform pro-gram.

          6. Unlike prior years, this Budget Act does not de-pend on uncertain federal budget actions. About $300 million
                             A-16
in federal funds, already included in the federal FY 1997 and 1998 budgets, are included in the Budget Act, to offset incar-ceration costs for illegal immigrants.

          7. The Budget Act contains no tax increases, and no tax reductions. The Renters Tax Credit was suspended for an-other year, saving approximately $500 million. The Legislature has not yet made any decision on conformity of State tax laws to the recent federal tax reduction bill; a comprehensive re-view of this subject will take place next year.

          THE FOREGOING DISCUSSION OF THE 1997-98 FISCAL YEAR BUDGET IS BASED IN LARGE PART ON STATEMENTS MADE IN A RECENT "PRELIMINARY OFFICIAL STATEMENT" DISTRIBUTED BY THE STATE OF CALIFORNIA. IN THAT DOCUMENT, THE STATE INDICATED THAT ITS DISCUSSION OF THE FISCAL YEAR BUDGET IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT. THE STATE NOTED FURTHER THAT THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THAT THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.

  State Indebtedness

          As of August 1, 1997, the State had over $17.82 bil-lion aggregate amount of its general obligation bonds outstand-ing. General obligation bond authorizations in an aggregate amount of approximately $8.26 billion remained unissued as of August 1, 1997. The State also builds and acquires capital fa-cilities through the use of lease purchase borrowing. As of August 1, 1997, the State had approximately $6.17 billion of outstanding Lease-Purchase Debt.

          In addition to the general obligation bonds, State agencies and authorities had approximately $19.09 billion ag-gregate principal amount of revenue bonds and notes outstanding as of June 30, 1997. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obli-gations payable only from revenues paid by private users of fa-cilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California sys-
tems), housing, health facilities and pollution control facili-ties.

  Litigation

          The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceed-ings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

  Ratings

          Because of the State's continuing budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by Standard & Poor's, and to A from AA by Fitch. All three rating agencies expressed uncertainty in the State's ability to balance the budget by 1996. However, in 1996, citing California's improv-ing economy and budget situation, both Fitch and Standard & Poor's raised their ratings from A to A+.

          The Sponsor believes the information summarized above describes some of the more significant aspects relating to the California Trust. The sources of such information are Prelimi-nary Official Statements and Official Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the Sponsor has not independently verified this infor-mation, it has no reason to believe that such information is not correct in all material respects.

California Tax Status

          On the Date of Deposit, special California counsel for the Sponsor rendered an opinion under the then existing
California state income tax law which read as follows:

          The Insured California Trust is not an association taxable as a corporation under the income tax laws of the State of California;

          The income, deductions and credits against tax of the Insured California Trust will be treated as the income, deductions and credits against tax of the holders of Units in the Insured California Trust under the income tax laws of the State of California;

          Interest on the bonds held by the Insured California Trust to the extent that such interest is exempt from taxation under California law will not lose its character as tax-exempt income merely because that income is passed through to the holders of Units; however, a corporation
                             A-18
     subject to the California franchise tax is required to include that interest income in its gross income for pur-poses of determining its franchise tax liability;

          Each holder of a Unit in the Insured California Trust will have a taxable event when the Insured California Trust disposes of a bond (whether by sale, exchange, re-demption, or payment at maturity) or when the Unit holder redeems or sells his Units. The total tax cost of each Unit to a holder of a Unit in the Insured California Trust is allocated among each of the bond issues held in the In-sured California Trust (in accordance with the proportion of the Insured California Trust comprised by each bond is-
     sue) in order to determine the holder's per Unit tax cost for each bond issue, and the tax cost reduction require-ments relating to amortization of bond premium will apply separately to the per Unit tax cost of each bond issue. Therefore, under some circumstances, a holder of a Unit may realize taxable gain when the Insured California Trust disposes of a bond or the holder's Units are sold or re-deemed for an amount equal to or less than his original cost of the bond or Unit;

          Each holder of a Unit in the Insured California Trust is deemed to be the owner of a pro rata portion of the In-sured California Trust under the personal property tax laws of the State of California;

          Each Unit holder's pro rata ownership of the bonds held by the Insured California Trust, as well as the in-terest income therefrom, is exempt from California per-sonal property taxes; and

          Amounts paid in lieu of interest on defaulted bonds held by the Trustee under policies of insurance issued with respect to such bonds will be excludable from gross income for California income tax purposes if, and to the same extent as, those amounts would have been so exclud-able if paid as interest by the respective issuer.

          In the opinion of Messrs. Paul, Hastings, Janofsky &
Walker LLP, special California counsel to the Sponsor, no change in law has occurred since the Date of Deposit which would require a change in the above opinion.

                  THE INSURED NATIONAL TRUST


          The Portfolio of the Insured National Trust consists of nine issues of Securities, which were issued by Issuers lo-cated in six states. Two issues of Securities (approximately 26.44% of the aggregate market value of the Insured National Trust Portfolio) were issued by Issuers located in Illinois. Two issues of Securities are each a general obligation of an Issuer. Seven issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or re-ceipts derived from specific projects or other available sources. The Insured National Trust contains the following categories of Securities:

                                   Percentage of Aggregate
                               Market Value of Trust Portfolio
Category of Securities              (as of August 15, 1997)

Other Revenue                               13.08%
Electric and Power..........                33.08%
General Obligation..........                14.01%
Health Care and Hospital....                13.25%
Sales Tax...................                13.34%
Special Tax.................                13.24%
Original Issue Discount.....                60.97%

          See: "The Trust -- Summary Description of the Port-folios", in Part B, for a summary of the investment risks asso-ciated with the type of Securities contained in the Insured Na-tional Trust. See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

          Of the Original Issue Discount bonds in the Insured National Trust, approximately 2.62% of the aggregate principal amount of the Securities in the Insured National Trust (or .82% of the market value of all Securities in the Insured National Trust on August 15, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capi-tal accumulator bonds, compound interest bonds and discount ma-turity payment bonds).

          The Securities in the Insured National Trust are in-sured to maturity by the insurance obtained by the Issuers or by third parties from the following insurance companies:
FGIC:39.61%; and MBIA:60.39%.b

          On August 15, 1997, based on the bid side of the mar-ket, the aggregate market value of Securities in the Insured
National Trust was $3,794,170.20.

          On August 15, 1997, all of the Securities in the In-sured National Trust were rated "AAA" by Standard & Poor's Cor-poration because of the Bond Insurance policies issued in re-spect of such Securities. (See: the respective "Schedule of Portfolio Securities", herein, and "Bond Ratings," in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum re-quirements of the Insured National Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Se-curity from the Portfolio.

















b Percentages computed on the basis of the aggregate bid side evaluation of the Securities in the Insured National
     Trust on August 15, 1997.

<AUDIT-REPORT>


                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
INSURED CALIFORNIA PORTFOLIO SERIES 64
INSURED NATIONAL PORTFOLIO SERIES 42


We have audited the statements of financial condition and schedules of portfolio securities of the Dean Witter Select Municipal Trust Insured California Portfolio Series 64 and Insured National Portfolio Series 42 as of June 30, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote
(a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of June 30, 1997 as shown in the statements of financial condition and schedules of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust Insured California Portfolio Series 64 and Insured National Portfolio Series 42 as of June 30, 1997, and the results of their operations and the changes in their net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP




August 4, 1997
New York, New York








                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                    INSURED CALIFORNIA PORTFOLIO SERIES 64

                                 June 30,1997


                                TRUST PROPERTY

Investments in municipal bonds at market value (cost
  $3,761,971) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                   $3,788,663

Accrued interest receivable                                           93,389

           Total                                                   3,882,052


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Cash overdraft                                                     28,347

   Accrued Trustee's fees and expenses                                 5,856

   Accrued Sponsor's fees                                              2,021

           Total liabilities                                          36,224


Net Assets:

   Balance applicable to 3,887 Units of fractional undivided interest outstanding (Note (c)):

      Capital, less unrealized market
        appreciation of $26,692                      $3,788,663

      Undistributed principal and net
        investment income (Note (b))                     57,165


           Net assets                                             $3,845,828

Net asset value per Unit ($3,845,828 divided by 3,887 Units)      $   989.41




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                    INSURED CALIFORNIA PORTFOLIO SERIES 64



                                               For the years ended June 30,
                                                1997       1996       1995


Investment income - interest                  $215,410   $216,000   $216,000

Less Expenses:

   Trustee's fees and expenses                   7,239      7,259      7,261

   Sponsor's fees                                  984        986        986

           Total expenses                        8,223      8,245      8,247

           Investment income - net             207,187    207,755    207,753

Net gain on investments:

   Realized loss on securities sold or
     redeemed                                   (1,969)      -          -

   Net unrealized market appreciation          126,273     86,683    155,207

           Net gain on investments             124,304     86,683    155,207

Net increase in net assets resulting from
  operations                                  $331,491   $294,438   $362,960




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                    INSURED CALIFORNIA PORTFOLIO SERIES 64



                                            For the years ended June 30,
                                           1997         1996         1995

Operations:

   Investment income - net              $  207,187   $  207,755   $  207,753

   Realized loss on securities sold
     or redeemed                            (1,969)        -            -

   Net unrealized market appreciation      126,273       86,683      155,207

           Net increase in net assets
             resulting from operations     331,491      294,438      362,960


Less Distributions to Unit Holders:

   Investment income - net                (207,048)    (207,395)    (207,349)

           Total distributions            (207,048)    (207,395)    (207,349)


Less Capital Share Transactions:

   Redemption of 43 Units and 15 Units,
     respectively                          (40,141)     (13,734)        -

   Accrued interest on redemption             (642)        (265)        -

           Total capital share
             transactions                  (40,783)     (13,999)        -

Net increase in net assets                  83,660       73,044      155,611

Net assets:

   Beginning of year                     3,762,168    3,689,124    3,533,513

   End of year (including undistrib-
     uted principal and net investment
     income of $57,165 and $49,778, and
     net investment income of $63,417,
     respectively)                      $3,845,828   $3,762,168   $3,689,124




                      See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                   INSURED CALIFORNIA PORTFOLIO SERIES 64

                               June 30, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (July 29, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                   INSURED CALIFORNIA PORTFOLIO SERIES 64

                               June 30, 1997



(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (July 29, 1993) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of June 30, 1997 follows:

       Original cost to investors                              $4,008,353
       Less:  Gross underwriting commissions (sales charge)      (196,382)
       Net cost to investors                                    3,811,971
       Cost of securities sold or redeemed                        (50,000)
       Unrealized market appreciation                              26,692
       Net amount applicable to investors                      $3,788,663

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                                For the years ended June 30,
                                                  1997      1996      1995

       Net investment income distributions
         during year                           $ 52.78    $ 52.74   $ 52.56

       Net asset value at end of year          $989.41    $957.29   $935.14

       Trust units outstanding at end of year    3,887      3,930     3,945

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                INSURED CALIFORNIA PORTFOLIO SERIES 64

                                            June 30, 1997



Port-                                                                                                   Optional
folio                                Rating      Face      Coupon     Maturity      Sinking Fund       Refunding       Market
 No.     Title of Securities          <F3>       Amount      Rate        Date       Redemptions<F5>    Redemptions<F4> Value<F6><F7>

  1. California Statewide Com-
     munities Development Author-
     ity, Sutter Health Obligated
     Group Certificates of Parti-
     cipation (MBIA Insured) <F6>       AAA   $  500,000     5.500%   08/15/23      08/15/14@100      08/15/03@102      $  483,170

  2. California Statewide Com-
     munities Development Author-
     ity, Catholic Healthcare
     West Obligated Group Certif-
     icates of Participation
     (MBIA Insured) <F6>                AAA      500,000     5.500    07/01/23      07/01/14@100      07/01/03@102         483,240

  3. Lancaster Redevelopment
     Agency Combined Redevelop-
     ment Project Areas (Fire
     Protection Facilities Proj-
     ect), Tax Allocation Bonds,
     Issue of 1993 (MBIA Insured)
     <F6>                               AAA      500,000     5.750    08/01/23      08/01/19@100      08/01/03@102         503,825

  4. Los Angeles County Trans-
     portation Commission Sales
     Tax Revenue Refunding Bonds,
     Series 1991-B (FGIC Insured)
     <F7>                               AAA      450,000     5.750    07/01/18      07/01/16@100      07/01/01@100         452,709

  5. Northern California Power
     Agency Hydroelectric Proj-
     ect Number One Revenue
     Bonds, 1992 Refunding Series
     A (MBIA Insured) <F6>              AAA      500,000     5.500    07/01/23      07/01/19@100      07/01/02@100         484,550

  6. Placer County Water Agency
     Water Revenue Certificates
     of Participation (1993
     Refunding Project) (MBIA
     Insured) <F6>                      AAA      500,000     5.000    07/01/23      07/01/22@100      07/01/03@102         454,090

  7. Southern California Public
     Power Authority Transmission
     Project Revenue Bonds, 1992
     Subordinate Refunding Series
     (Southern Transmission Proj-
     ect) (MBIA Insured) <F6>           AAA      500,000     5.750    07/01/21      NONE              07/01/02@102         503,430

  8. Three Valleys Municipal
     Water District Refunding
     Revenue Certificates of Par-
     ticipation, Series 1993
     (FGIC Insured) <F7>                AAA      445,000     5.000    11/01/14      11/01/11@100      11/01/03@102         423,649
                                              $3,895,000                                                                $3,788,663




                                                   See notes to schedule of portfolio securities
                                                                        F-7

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                 INSURED CALIFORNIA PORTFOLIO SERIES 64

                             June 30, 1997



[FN]

<F3>   All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F4>   There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F5>   There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F6>   The market value of the Securities as of June 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on such date.

<F7>   At June 30, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation          $26,692

       Gross unrealized market depreciation             -

       Unrealized market appreciation                $26,692

    The aggregate cost of the Securities for Federal income tax purposes was $3,761,971 at June 30, 1997.

<F8>   Insured by Municipal Bond Insurance Association ("MBIA").

<F9>   Insured by Financial Guaranty Insurance Company ("FGIC").

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                     INSURED NATIONAL PORTFOLIO SERIES 42

                                June 30, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $3,704,476) (Note (a) and
  Schedule of Portfolio Securities Notes (4) and (5))             $3,745,923

Accrued interest receivable                                           65,974

Cash                                                                   6,350

           Total                                                   3,818,247


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                 5,922

   Accrued Sponsor's fees                                              2,104

           Total liabilities                                           8,026


Net Assets:

   Balance applicable to 3,810 Units of fractional undivided interest outstanding (Note (c)):

      Capital, less net unrealized market
        appreciation of $41,447                      $3,745,923

      Undistributed principal and net investment
        income (Note (b))                                64,298


           Net assets                                             $3,810,221

Net asset value per Unit ($3,810,221 divided by 3,810 Units)      $ 1,000.06




                      See notes to financial statements
                                     F-9

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                     INSURED NATIONAL PORTFOLIO SERIES 42



                                               For the years ended June 30,
                                                1997       1996       1995


Investment income - interest                  $219,736   $221,782   $221,697

Less Expenses:

   Trustee's fees and expenses                   7,234      7,307      7,306

   Sponsor's fees                                  978        988        988

           Total expenses                        8,212      8,295      8,294

           Investment income - net             211,524    213,487    213,403

Net gain on investments:

   Realized loss on securities sold or
     redeemed                                   (2,867)      -          -

   Net unrealized market appreciation          114,993     77,481    148,038

           Net gain on investments             112,126     77,481    148,038

Net increase in net assets resulting from
  operations                                  $323,650   $290,968   $361,441




                      See notes to financial statements
                                     F-10

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                     INSURED NATIONAL PORTFOLIO SERIES 42



                                            For the years ended June 30,
                                           1997         1996         1995

Operations:

   Investment income - net              $  211,524   $  213,487   $  213,403

   Realized loss on securities sold or
     redeemed                               (2,867)        -            -

   Net unrealized market appreciation      114,993       77,481      148,038

           Net increase in net assets
             resulting from operations     323,650      290,968      361,441


Less Distributions to Unit Holders:

   Investment income - net                (209,804)    (211,890)    (211,878)

           Total distributions            (209,804)    (211,890)    (211,878)


Less Capital Share Transactions:

   Redemption of 137 Units and 3 Units,
     respectively                         (132,446)      (2,984)        -

   Accrued interest on redemption           (2,327)         (57)        -

            Total capital share
              transactions                (134,773)      (3,041)        -

Net (decrease) increase in net assets      (20,927)      76,037      149,563

Net assets:

   Beginning of year                     3,831,148    3,755,111    3,605,548

   End of year (including undistributed
     principal and net investment in-
     come of $64,298 and $64,840, and
     undistributed net investment in-
     come of $67,817, respectively)     $3,810,221   $3,831,148   $3,755,111




                      See notes to financial statements
                                     F-11

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                    INSURED NATIONAL PORTFOLIO SERIES 42

                               June 30, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (July 29, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

                        NOTES TO FINANCIAL STATEMENTS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                     INSURED NATIONAL PORTFOLIO SERIES 42

                                June 30, 1997



(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (July 29, 1993) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of June 30, 1997 follows:

       Original cost to investors                              $4,033,113
       Less:  Gross underwriting commissions (sales charge)      (197,605)
       Net cost to investors                                    3,835,508
       Cost of securities sold or redeemed                       (137,000)
       Net unrealized market appreciation                          41,447
       Accumulated interest accretion                               5,968
       Net amount applicable to investors                      $3,745,923

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year

                                                For the years ended June 30,
                                                 1997       1996      1995

       Net investment income distributions
         during year                          $   53.62   $ 53.66   $ 53.64

       Net asset value at end of year         $1,000.06   $970.65   $950.66

       Trust units outstanding at end of
         year                                     3,810     3,947     3,950

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                 INSURED NATIONAL PORTFOLIO SERIES 42

                                            June 30, 1997



Port-                                                                                               Optional
folio                                Rating      Face      Coupon     Maturity    Sinking Fund      Refunding        Market
 No.     Title of Securities          <F15>      Amount      Rate        Date     Redemptions<F17>  Redemptions<F16> Value<F18><F19>

  1. Los Angeles County Trans-
     portation Commission, Cali-
     fornia, Sales Tax Revenue
     Refunding Bonds, Series
     1991-B (FGIC Insured) <F21>        AAA   $  500,000     5.750%   07/01/18      07/01/16@100      07/01/01@100      $  503,010

  2. Riverbank Elementary
     School District, California,
     1993 General Obligation
     Bonds, Series A (MBIA
     Insured) <F20>                     AAA      100,000     0.000    08/01/18      08/01/11@100      NONE                  30,509

  3. Chicago, Illinois, General
     Obligation Bonds (Emergency
     Telephone System), Series
     1993 (FGIC Insured) <F21>          AAA      500,000     5.625    01/01/23      01/01/14@100      01/01/03@102         489,075

  4. Illinois Health Facilities
     Authority Revenue Refunding
     Bonds, Series 1992 C (Fran-
     ciscan Sisters Health Care
     Corporation) (MBIA Insured)
     <F20>                              AAA      500,000     5.750    09/01/18      09/01/12@100      09/01/02@102         495,725

  5. Indianapolis, Indiana, Gas
     Utility System Revenue
     Refunding Bonds, Series
     1993A (FGIC Insured) <F21>         AAA      500,000     5.375    06/01/14      06/01/09@100      06/01/03@102         490,455

  6. Farmington, New Mexico,
     5 7/8% Pollution Control
     Refunding Revenue Bonds
     (Southern California Edison
     Company Four Corners Proj-
     ect), 1993 Series A (MBIA
     Insured) <F20>                     AAA      465,000     5.875    06/01/23      NONE              06/01/03@102         470,692

  7. North Carolina Eastern
     Municipal Power Agency,
     Power System Revenue
     Bonds, Refunding Series
     1993 B (FGIC Insured) <F21>        AAA      250,000     6.250    01/01/23      07/01/22@100      01/01/03@102         265,657

  8. North Carolina Eastern
     Municipal Power Agency Num-
     ber 1, Catawba Electric Rev-
     enue Bonds, Series 1992
     (MBIA Insured) <F20>               AAA      500,000     5.750    01/01/15      01/01/13@100      01/01/03@100         505,865

  9. Pennsylvania Intergovern-
     mental Cooperation Authority
     Special Tax Revenue Bonds
     (City of Philadelphia Fund-
     ing Program), Series of 1993
     (MBIA Insured) <F20>               AAA      500,000     5.625    06/15/23      06/15/16@100      06/15/03@100         494,935

                                              $3,815,000                                                                $3,745,923




                                                   See notes to schedule of portfolio securities
                                                                        F-14

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                  INSURED NATIONAL PORTFOLIO SERIES 42

                             June 30, 1997



[FN]

<F15>  All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F16>  There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F17>  There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F18>  The market value of the Securities as of June 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on such date.

<F19>  At June 30, 1997, the net unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation           $42,647

       Gross unrealized market depreciation           (1,200)

       Net unrealized market appreciation             $41,447

    The amortized cost of the Securities for Federal income tax purposes was $3,704,476 at June 30, 1997.

<F20>  Insured by Municipal Bond Insurance Association ("MBIA").

<F21>  Insured by Financial Guaranty Insurance Company ("FGIC").

(MODULE)
     (NAME)    DWSMTPARTB941
     (CIK)     0000840581
     (CCC)     uit*59fl
(/MODULE

              CONTENTS OF REGISTRATION STATEMENT


          This registration statement comprises the following documents:

          The facing sheet.

          The Cross Reference Sheet.

          The Prospectus.

          The signatures.

          Consents of the Paul, Hastings, Janofsky & Walker LLP
          (included in Exhibit 8), the Evaluator, Independent
          Auditors and Standard & Poor's Ratings Services; all other consents were previously filed.

          The following exhibits:

           8.       Opinion of Paul, Hastings, Janofsky &
                    Walker LLP.

          23. 1a. Consent of Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc.

               1b.  Consent of Independent Auditors.

               1d. Consent of Standard & Poor's Rating Serv-ices, a division of The McGraw-Hill Compa-nies, Inc.

          27.  1.   Financial Data Schedule of
                    Dean Witter Select Municipal Trust,
                    Insured California Portfolio Series 64.

               2.   Financial Data Schedule of
                    Dean Witter Select Municipal Trust,
                    Insured National Portfolio Series 42

                      CONSENT OF COUNSEL


          The consents of counsel to the use of their names in the Prospectus included in this Registration Statement are con-tained in their opinions filed as Exhibit 5 and Exhibit 8 to this Registration Statement

                          SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Municipal Trust, In-sured California Portfolio Series 64 and Insured National Port-folio Series 42, certifies that it meets all of the require-ments for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, there-unto duly authorized, all in The City of New York and State of New York on the 4th day of September, 1997.

                         DEAN WITTER SELECT MUNICIPAL TRUST,
                         INSURED CALIFORNIA PORTFOLIO SERIES 64
                         INSURED NATIONAL PORTFOLIO SERIES 42
                                        (Registrants)

                         By:  DEAN WITTER REYNOLDS INC.
                                        (Depositor)



                                                 Thomas Hines



                                    Thomas Hines
                                    Authorized Signatory

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a major-ity of the Depositor's Board of Directors in The City of New York and State of New York on this 4th day of September, 1997.

                                   DEAN WITTER REYNOLDS INC.

Name                 Office

Philip J. Purcell    Chairman and Chief  )
                     Executive Officer   )
                     and Directorc       )
                                           By:
                                                           Thomas Hines

                                              Thomas Hines
                                              Attorney-in-factc








c Executed copies of the Powers of Attorney filed by a ma-jority of the Board of Directors of Dean Witter Reynolds
     Inc. have been previously filed

Name                   Office

Richard M. DeMartini   Director***

Robert J. Dwyer        Director***

Christine A. Edwards   Director***

James F. Higgins       Director***

Charles A. Fiumefreddo Director**

Mitchell M. Merin      Director*

Stephen R. Miller      Director***

Richard F. Powers III  Director*

Philip J. Purcell      Director***

Thomas C. Schneider    Director**

William B. Smith       Director**



__________________
* Executed copies of the Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Indus-trial Portfolio 97-1, File No. 333-16839.

** Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499.

*** Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for Dean Witter Se-lect Equity Trust, Select 10 International Series 95-1, File No. 33-56389.